Derivative Instruments and Hedging Activities Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the Company’s derivative financial instruments as of December 31, 2013 and 2012, which are recorded as “Other current assets” and “Other current liabilities” in the Consolidated Balance Sheets:

	2013				2012
Liability Derivatives	Average Days To Maturity	Average Contract Rate	Notional Amount	Fair Value Asset (Liability)	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Asset (Liability)
Derivatives designated as hedging instruments:
Interest Rate Swap
Interest swap – 2010	—	—	$—	$—	2	—	$325	$—
Total				$—				$—

Derivatives not designated as hedging instruments:
Foreign Exchange Rate Swaps
Brazil foreign exchange rate swaps - asset	—	—	$7	$—	—	—	$—	$—
Brazil foreign exchange rate swaps - liability	—	—	13	—	—	—	—	—
Interest Rate Swap
Australian dollar interest swap	339	—	6	—	704	—	6	—
Commodity Contracts
Electricity contracts	—	—	1	—	—	—	3	(1)
Natural gas futures	—	—	—	—	—	—	3	—
Total				$—				$(1)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

Derivatives Not Designated as Hedging Instruments	Amount of Loss Recognized in Income on Derivative for the Year Ended December 31:			Location of Loss Recognized in Income on Derivative
	2013	2012	2011
Foreign Exchange and Interest Rate Swap
Cross-Currency and Interest Rate Swap	$—	$—	$(1)	Other non-operating expense, net
Foreign Exchange Rate Swaps
Brazil foreign exchange rate swaps	—	—	—	Other non-operating expense, net
Interest Rate Swap
Australian dollar interest swap	—	—	—	Other non-operating expense, net
Commodity Contracts
Electricity contracts	—	—	(1)	Cost of sales
Natural gas futures	—	(2)	(1)	Cost of sales
Total	$—	$(2)	$(3)